Derivative financial instruments - Offsetting assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives
Gross amount of recognized assets	$ 297	$ 325
Derivative liabilities eligible for set-off in case of default	(172)	(190)
Net asset exposure	125	135
Reverse repurchase agreements
Gross amount of recognized assets	305	268
Non-cash collateral received	(305)	(268)
Total
Gross amount of recognized assets	602	593
Derivative liabilities eligible for set-off in case of default	(172)	(190)
Non-cash collateral received	(305)	(268)
Net asset exposure	$ 125	$ 135